SNYDER STRYPES TRUST

                               FINANCIAL REPORT

                                 JUNE 30, 1999

                                  (UNAUDITED)



                                   CONTENTS

--------------------------------------------------------------------------
FINANCIAL STATEMENTS:

     Statement of  net assets                                             1

     Schedule of  investments                                             2

     Statement of  operations                                             3

     Statements of changes in net assets                                  4

     Notes to financial statements                                      5-7

     Financial highlights                                                 8

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SNYDER STRYPES TRUST

STATEMENT OF NET ASSETS
JUNE 30, 1999
(UNAUDITED)

ASSETS

------------------------------------------------------------------------------------------------------------------
   Investments, at value (amortized cost $117,239,530) (Notes 2, 4, and 8)                     $      150,163,447
   Cash
                                                                                                            3,906

                                                                                               -------------------
              TOTAL ASSETS                                                                     $      150,167,353
                                                                                               ===================

              NET ASSETS                                                                       $      150,167,353
                                                                                               ===================


COMPOSITION OF NET ASSETS

   Structured Yield Product Exchangeable for StockSM ("STRYPES"),

      no par value; 5,175,000 shares issued and outstanding (Note 9)                           $      116,038,074
   Net unrealized appreciation of investments                                                          32,923,917
   Undistributed net investment income
                                                                                                        1,205,362
                                                                                                  1411111,149,913111

                                                                                               -------------------
              NET ASSETS                                                                       $      150,167,353
                                                                                               ===================

              NET ASSET VALUE PER STRYPES                                                      $            29.02
                                                                                               ===================

See Notes to Financial Statements.



SNYDER STRYPES TRUST

SCHEDULE OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)

                                                        Par        Maturity          Market            Amortized
Securities Description                                 Value         Date             Value              Cost
--------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT
SECURITIES:
United States Treasury Strips                   $    2,170,000  08/15/99            2,158,043          2,154,505
United States Treasury Strips                        2,170,000  11/15/99            2,131,439          2,123,286
United States Treasury Strips                        2,170,000  02/15/00            2,103,989          2,092,715
United States Treasury Strips                        2,170,000  05/15/00            2,076,039          2,062,936
United States Treasury Strips                        2,170,000  08/15/00            2,045,160          2,032,542
United States Treasury Strips                        2,170,000  11/15/00            2,017,536          2,002,600
                                                ---------------           ---------------------------------------

                                                $  13,020,000                      12,532,206         12,468,584
                                                ===============

FORWARD PURCHASE CONTRACT:

Snyder Communications, Inc. Common

       Stock Forward Purchase Agreement                         11/15/00          137,631,241        104,770,946
                                                                          ---------------------------------------

              TOTAL                                                              $150,163,447    $117,239,530
                                                                          =======================================

See Notes to Financial Statements.



SNYDER STRYPES TRUST

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

-------------------------------------------------------------------------------------------------------------------

ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                           $           411,683

EXPENSES:

   Administrative fees and expenses                                         $           18,116
   Legal fees                                                                           13,389
   Accounting fees                                                                      14,020
   Mailing expense                                                                       7,089
   Trustees' fees (Note 5)                                                               5,671
   Other expenses                                                                        6,184
                                                                            -------------------

              TOTAL FEES AND EXPENSES                                                   64,469

EXPENSE REIMBURSEMENT (Note 7)                                                       ( 64,469)
                                                                            -------------------

              TOTAL EXPENSES - NET                                                                             ---

                                                                                               --------------------

              NET INVESTMENT INCOME                                                                        411,683

              NET DECREASE IN UNREALIZED APPRECIATION
                 OF INVESTMENTS                                                                        (6,326,078)

                                                                                               --------------------

              NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $       (5,914,395)
                                                                                               ====================

See Notes to Financial Statements.



SNYDER STRYPES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 AND THE YEAR ENDED DECEMBER 31, 1998 (UNAUDITED)

                                                                          SIX MONTHS               Year Ended
                                                                             ENDED                December 31,
                                                                         JUNE 30, 1999                1998
------------------------------------------------------------------------------------------------------------------

OPERATIONS

   Net investment income                                           $               411,683   $          1,147,710
   Unrealized depreciation of investments                                      (6,326,078)            (7,985,820)
              NET DECREASE IN NET ASSETS

                                                                   -----------------------------------------------
                 FROM OPERATIONS                                               (5,914,395)            (6,838,110)
                                                                   -----------------------------------------------

DISTRIBUTIONS

   Net investment income                                                         (356,234)              (357,542)
   Return of capital                                                           (3,985,074)            (8,325,073)
                                                                   -----------------------------------------------
              NET DECREASE IN NET ASSETS FROM DISTRIBUTIONS                    (4,341,308)            (8,682,615)
                DISTRIBUTIONS

                                                                   -----------------------------------------------

              TOTAL DECREASE IN NET ASSETS
                 FOR THE PERIOD                                               (10,255,703)           (15,520,725)

              NET ASSETS, BEGINNING OF PERIOD                                  160,423,056            175,943,781
                                                                   -----------------------------------------------

              NET ASSETS, END OF PERIOD                            $           150,167,353   $        160,423,056
                                                                   ===============================================

See Notes to Financial Statements.



SNYDER STRYPES TRUST

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

-------------------------------------------------------------------------------
NOTE 1.   ORGANIZATION

Snyder Strypes Trust ("Trust") was established on August 5, 1997 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In September 1997, the Trust sold Structured Yield Product Exchangeable for StockSM ("STRYPES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for shares of common stock of Snyder Communications, Inc. ("Snyder"), a corporation, with certain existing shareholders of Snyder ("Contracting Stockholders"). The shares are deliverable pursuant to the contract on November 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

   Valuation of Investments

      The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

   Investment Transactions

      Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

   Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.   DISTRIBUTIONS

STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.6778 per annum or $0.41945 per quarter (except for the first distribution on November 15, 1997 which was $0.2377).

NOTE 4.   PURCHASES AND SALES OF INVESTMENTS

Maturities of U.S. Treasury Strips totaled $4,340,000 and $8,680,000 for the six months ended June 30, 1999 and the year ended December 31, 1998, respectively. There were no sales of such investments during either period. Purchase of the U.S. Treasury Strips and the forward purchase contract during the period ended December 31, 1997 totaled $24,789,215 and $104,770,946, respectively.

NOTE 5.   TRUSTEES FEES

Each of the three Trustees were paid a one-time, up front fee of $10,800 for the services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed over the life of the Trust. As of June 30, 1999, the Trust had expensed $20,209 of such fees. NOTE 6. INCOME TAXES The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1999, gross unrealized appreciation and depreciation of investments, based on amortized cost for Federal income tax purposes, aggregated $32,923,917 and $0, respectively. The amortized cost of investment securities for Federal income tax purposes was $117,239,530 at June 30, 1999.

NOTE 7.   EXPENSES

The estimated expenses to be incurred by the Trust in connection with the offering of the STRYPES and its ongoing operations is $818,061. Of this amount, $395,000 represents offering expenses ($385,000) and organizational expenses ($10,000) incurred by the Trust. All of these expenses are being paid from cash received by the Administrator from the Contracting Stockholders. At June 30, 1999, the Administrator had paid $186,725 relating to such expenses. The remaining amount of $423,061 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the Contracting Stockholders. Expenses incurred in excess of this amount will be paid by the Contracting Shareholders.

Cash received by the Administrator from the Contracting Stockholders of $423,061 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1999, $285,986 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

NOTE 8.   FORWARD PURCHASE CONTRACT

On September 18, 1997, the Trust entered into a forward purchase contract with certain existing stockholders of Snyder (the "Contracting Stockholders") and paid to the Contracting Stockholders $104,770,945 in connection therewith. Pursuant to such contract, the Contracting Stockholders are obligated to deliver to the Trust a specified number of shares of common stock on November 15, 2000 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for between 0.8333 and
1.00 shares of common stock. See the Trust's original prospectus dated September 18, 1997 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at June 30, 1999 is as follows:

                                       Exchange             Cost of             Contract             Unrealized
                                         Date               Contract              Value             Appreciation
                                     --------------   ------------------- -------------------  --------------------
Snyder Communications, Inc.
Common Stock Forward

       Purchase Agreement               11/15/00      $   104,770,946     $    137,631,241     $       32,860,295
                                                      =================== ===================  ====================


The Sellers' obligations under the forward purchase contract are collateralized by shares of Snyder common stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 1999, the Custodian held 5,175,000 shares with an aggregate value of $169,481,250.

NOTE 9.   CAPITAL SHARE TRANSACTIONS

On September 12, 1997 one STRYPES was sold to one of the underwriters of the STRYPES for $100. As a result of a stock split effected immediately prior to the public offering of the STRYPES, this STRYPES was converted into 3 STRYPES. During the offering period, the Trust sold 5,174,997 STRYPES to the public and received net proceeds of $129,568,987 ($133,579,610 less sales commission of $4,010,623). As of June 30, 1999, there were 5,175,000 STRYPES issued and outstanding with an aggregate cost, net of sales commissions and return of capital, of $116,038,074.



SNYDER STRYPES TRUST

FINANCIAL HIGHLIGHTS
(UNAUDITED)

-------------------------------------------------------------------------------
The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                            SIX MONTHS                      (Commencement)
                                                              ENDED          Year Ended      of Operations) to
                                                             JUNE 30,       December 31,        December 31,
                                                               1999             1998                 1997
                                                          ---------------------------------------------------------
PER  SHARE OPERATING PERFORMANCE FOR A STRYPE OUTSTANDING
THROUGHOUT THE PERIOD

Investment income                                                 $                 $  0.22             $     0.07
Expenses                                                                               0.00
                                                                                                              0.00

                                                          ---------------------------------------------------------
Investment income - net                                                                0.22                   0.07
Distributions from income                                                            (0.07)                 (0.00)
Return of capital                                                                    (1.61)                 (0.24)
Unrealized (loss) gain on investments                            (1.22)              (1.54)                   9.13
                                                          ---------------------------------------------------------
Net (decrease) increase in net asset value                                           (3.00)                   8.96
Beginning net asset value                                                             34.00                  25.04
                                                          ---------------------------------------------------------
Ending net asset value                                            $                 $ 31.00             $    34.00
                                                          =========================================================
Ending market value                                               $                 $ 31.00             $    34.00
                                                          =========================================================

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE                    (5.18)%            (4.46)%                 32.75%

RATIOS/SUPPLEMENTAL DATA Ratio of expenses to average net assets:

   Before reimbursement (1)                                         .08%               .07%                   .09%
   After reimbursement (1)                                          .00%               .00%                   .00%
Ratio of net investments income to average net assets:

   Before reimbursement (1)                                         .45%               .57%                   .80%
   After reimbursement (1)                                          .53%               .64%                   .89%
Net assets, end of period (in thousands)                       $ 150,167          $ 160,423             $  175,944

  (1) Annualized